Property, Equipment and Software - Schedule of Property, Equipment and Software (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property Plant And Equipment [Line Items]
Total cost	¥ 51,978		¥ 43,598
Less: Accumulated depreciation and amortization	(29,376)		(15,672)
Property, equipment and software, net	22,602	$ 3,247	27,926
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total cost	28,542		24,324
Computers and Electronic Equipment
Property Plant And Equipment [Line Items]
Total cost	18,721		15,696
Motor Vehicles
Property Plant And Equipment [Line Items]
Total cost	1,739		1,739
Mechanical Equipment
Property Plant And Equipment [Line Items]
Total cost	1,181		1,164
Construction in Progress
Property Plant And Equipment [Line Items]
Total cost	1,325		369
Software
Property Plant And Equipment [Line Items]
Total cost	¥ 470		¥ 306